SUBSEQUENT EVENTS (Details)				1 Months Ended					3 Months Ended			9 Months Ended	12 Months Ended
	Jul. 12, 2022 shares	Jul. 11, 2022 shares	Apr. 12, 2022 USD ($) director $ / shares shares	Mar. 31, 2022 USD ($) item shares	Dec. 31, 2021 agreement $ / shares shares	Dec. 31, 2021 item $ / shares shares	Nov. 30, 2021 agreement	Nov. 30, 2021 item	Sep. 30, 2022 $ / shares shares	Jun. 30, 2022 shares	Mar. 31, 2022 item shares	Sep. 30, 2022 agreement $ / shares shares	Dec. 31, 2021 $ / shares shares	Nov. 03, 2022 shares	Nov. 02, 2022 shares	Aug. 02, 2022 $ / shares shares	Jul. 29, 2022 $ / shares	Jul. 14, 2022 $ / shares shares	Apr. 11, 2022 shares	Apr. 02, 2022 shares	Mar. 14, 2022 $ / shares	Mar. 13, 2022 $ / shares shares	Dec. 31, 2020 shares
Subsequent Event [Line Items]
Number of license and supply agreements entered					3	3	3	3				6
Ordinary shares, shares authorized					12,000,000,000	12,000,000,000			50,000,000,000			50,000,000,000	12,000,000,000										12,000,000,000
Exercised (in dollars per share) | $ / shares													$ 11.21
Class of Warrant or Right, Outstanding																		399,999
Altium Agreement
Subsequent Event [Line Items]
Warrants, exercise price of warrants (in dollars per share) | $ / shares																		$ 0.00
Amended Plan
Subsequent Event [Line Items]
Number of ordinary shares reserved for future issuance									1,826,991,617			1,826,991,617
Exercised (in dollars per share) | $ / shares												$ 17.50
Amended Plan | Minimum
Subsequent Event [Line Items]
Vesting period			3 years
ADS
Subsequent Event [Line Items]
Warrants, number of securities called by warrants (in shares)																				342,100
Warrants, exercise price of warrants (in dollars per share) | $ / shares									$ 0.00			$ 0.00				$ 0.00
Stock Issued During Period, Shares, New Issues									3,360,000				342,100
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																				1.0
Class of Warrant or Right, Outstanding					143,028	143,028							143,028
ADS | Amended Plan
Subsequent Event [Line Items]
Number of ordinary shares reserved for future issuance									365,398			365,398
Exercised (in dollars per share) | $ / shares			$ 17.50
Vesting period			4 years
2020 Notes
Subsequent Event [Line Items]
Warrants, number of securities called by warrants (in shares)					29,388	29,388			65,000			65,000	29,388
Warrants, exercise price of warrants (in dollars per share) | $ / shares					$ 49.75	$ 49.75							$ 49.75
Subsequent Event
Subsequent Event [Line Items]
Number of license and supply agreements entered | item											4
Number of ADSs acquirable for options			71,429
Annual discretionary bonuses | $				$ 472,500
Ordinary shares, shares authorized			50,000,000,000											500,000,000,000	50,000,000,000				12,500,000,000
Combined base salary of two founders | $			$ 990,000
Exercised (in dollars per share) | $ / shares			$ 17.50
Vesting period			4 years
Amount of repayments per each month to two founders | $			$ 25,000
Number of non-employee directors | director			5
Subsequent Event | Altium Agreement
Subsequent Event [Line Items]
Warrants, exercise price of warrants (in dollars per share) | $ / shares																		$ 0.00
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																23,040
Subsequent Event | Minimum
Subsequent Event [Line Items]
Percentage of annual discretionary bonus on annual base salary			45.00%
Subsequent Event | Amended Plan
Subsequent Event [Line Items]
Number of ordinary shares reserved for future issuance (in percentage)				15.00%
Number of ordinary shares reserved for future issuance				1,826,991,616							1,826,991,616
Number of ADSs represented by ordinary shares				365,398							365,398
Number of shares purchased for award				316,571
Subsequent Event | Amended Plan | Two Founders
Subsequent Event [Line Items]
Number of ADSs acquirable for options			85,714
Exercised (in dollars per share) | $ / shares			$ 17.50
Vesting period			4 years
Subsequent Event | Amended Plan | Directors
Subsequent Event [Line Items]
Number of ADSs acquirable for options			12,857
Exercised (in dollars per share) | $ / shares			$ 17.50
Vesting period			3 years
Subsequent Event | ADS
Subsequent Event [Line Items]
Number of shares represented for one ADS	5,000	400
Ratio Change	12.5
Subsequent Event | ADS | Altium Agreement
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding																15,168
Subsequent Event | Series A warrants held by Investor | ADS
Subsequent Event [Line Items]
Warrants, number of securities called by warrants (in shares)																						342,100
Warrants, exercise price of warrants (in dollars per share) | $ / shares																						$ 49.75
Subsequent Event | Series B warrants | ADS
Subsequent Event [Line Items]
Warrants, number of securities called by warrants (in shares)																						342,100
Warrants, exercise price of warrants (in dollars per share) | $ / shares																						$ 49.75
Stock Issued During Period, Shares, New Issues										342,100
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right										1
Subsequent Event | Series C warrants | ADS
Subsequent Event [Line Items]
Warrants, number of securities called by warrants (in shares)																						191,174
Warrants, exercise price of warrants (in dollars per share) | $ / shares																						$ 49.75
Subsequent Event | Series A Warrant and Investor Exchange Warrants | ADS | Altium Agreement
Subsequent Event [Line Items]
Warrants, number of securities called by warrants (in shares)																		399,999
Warrants, exercise price of warrants (in dollars per share) | $ / shares																		$ 0.00
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																399,999
Subsequent Event | Warrants held by 2020 noteholders | ADS | Altium Agreement
Subsequent Event [Line Items]
Warrants, exercise price of warrants (in dollars per share) | $ / shares																	$ 0
Class of Warrant or Right, Outstanding																6,348
Subsequent Event | Warrants held by former Cellect warrant holders | ADS | Altium Agreement
Subsequent Event [Line Items]
Warrants, exercise price of warrants (in dollars per share) | $ / shares																	$ 137.5
Class of Warrant or Right, Outstanding																8,820
Subsequent Event | 2020 Notes
Subsequent Event [Line Items]
Aggregate payment for notes payables settlement | $				$ 311,670
Number of note payables settled | item				2
Number of notes payables | item				5							5
Subsequent Event | 2020 Notes | Exchange warrant held by Investor | ADS
Subsequent Event [Line Items]
Warrants, number of securities called by warrants (in shares)																						29,388
Warrants, exercise price of warrants (in dollars per share) | $ / shares																					$ 0.00	$ 49.75